COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					9 Months Ended
	Feb. 13, 2024	Apr. 25, 2023	Feb. 16, 2023	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Nov. 02, 2023
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Common stock value					$ 97,381		$ 89,102
Research and development expenses					$ 0	$ 625,000
Common Stock [Member]
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Issued to seller	1,000,000			2,000,000
Asset Purchase Agreement [Member]
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Shall pay to Seller total			$ 500,000
Asset purchase agreement description			(i) $125,000 due upon signing of the agreement, (2) $125,000 to be paid upon Seller’s delivery to the Company of certain testing devices and full and complete written descriptions of the manufacturing, as defined, and (iii) $250,000 achieving at minimum $500,000 in gross revenue from sales for the device.
paid cash consideration								$ 50,000
Asset Purchase Agreement [Member] | US Patent and Trademark Office [Member]
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Issued to seller		2,000,000
Common stock value		$ 260,000
Asset Purchase Agreement [Member] | Common Stock [Member]
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Asset purchase agreement description			(i) 3,000,000 shares of its common stock upon the execution of the 2023 APA, (ii) 3,000,000 shares of its common stock upon Seller’s completion of Seller’s delivery to the Company a certain number of testing devices, as defined, (iii) 2,000,000 shares of its common stock upon the completion of production of one testing units within the United States, (iv) 1,000,000 shares of its common stock upon the Company attaining gross revenue of $5,000,000 from sales of the units. (V) 2,000,000 shares of its common stock upon the issuance of a patent by the US Patent and Trademark Office (“USPTO”) for US Patent. The Company shall pay to Seller 7.5% of net revenues generated by the Company from the 2023 APA for a period of five years beginning on the first day such revenues are realized by the Company.
Issued to seller			3,000,000
Common stock value			$ 360,000
paid cash consideration			$ 125,000